Document and Entity Information	Dec. 23, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001830029
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 23, 2022
Entity Registrant Name	Adit EdTech Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39872
Entity Tax Identification Number	85-3477678
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(646)
Local Phone Number	291-6930
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Common Stock And One Half Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	ADEX.U
Security Exchange Name	NYSE
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ADEX
Security Exchange Name	NYSE
Redeemable Warrants Exercisable For Shares Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	ADEX.WS
Security Exchange Name	NYSE